Short-term Investment (Details) - Schedule of Ordinary Shares of Medigus - Medigus Ltd [Member] - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	$ 86,112	$ 193,750
Additions / Disposals	78,500
Unrealized gain	(7,612)	(107,638)
Ending shares		$ 86,112